Segment Information - Summary of Information of Reportable Segments (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from external customers	$ 100,711	$ 82,095	$ 88,444
Adjusted EBITDA	19,315	27,591	35,663
Operating segments [member] | Singapore Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	55,953	46,654	49,357
Adjusted EBITDA	32,871	32,541	33,317
Operating segments [member] | Vietnam Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	18,769	18,269	19,857
Adjusted EBITDA	2,006	4,198	5,584
Operating segments [member] | malaysia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	14,670	7,888	7,600
Adjusted EBITDA	(10,388)	(4,459)	(3,180)
Operating segments [member] | Other Asia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	8,467	8,261	11,630
Adjusted EBITDA	(1,283)	(2,969)	(58)
Operating segments [member] | Fintech And Data Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	2,852	1,023
Adjusted EBITDA	(3,891)	(1,720)
Operating segments [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue from external customers	100,711	82,095	88,444
Adjusted EBITDA	$ 19,315	$ 27,591	$ 35,663